Fair Value - Fair value of the Warrants (Details)	Mar. 31, 2024 $ / shares Y	Jun. 30, 2023 $ / shares Y	Feb. 10, 2023 $ / shares Y
Stock Price
Fair Value
Fair value of warrants	2.14	2.55	3.30
Exercise price per share
Fair Value
Fair value of warrants	11.50	11.50	11.50
Risk-free interest rate
Fair Value
Fair value of warrants	0.0427	0.0416	0.0358
Expected term (years)
Fair Value
Fair value of warrants | Y	4.1	4.6	4.8
Expected volatility
Fair Value
Fair value of warrants	0.401	0.346	0.286
Expected dividend yield
Fair Value
Fair value of warrants	0	0